Voya Solution Income Portfolio Investment Strategy - Voya Solution Income Portfolio	Dec. 31, 2024
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Portfolio invests primarily in a combination of actively managed funds and passively managed index funds, including exchange-traded funds (“ETFs”) (collectively, the “Underlying Funds”). The Underlying Funds may or may not be affiliated with the Investment Adviser. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other debt instruments and the Portfolio uses an asset allocation strategy designed for investors who are expecting to retire soon, are already retired or who are in need of making withdrawals from their portfolio soon. The Portfolio's current approximate target investment allocation (expressed as a percentage of its net assets) (the “Target Allocation”) among the Underlying Funds is: 35% in equity securities and 65% in debt instruments. Although this is the Target Allocation, the actual allocation of the Portfolio's assets may deviate from the percentages shown.The Portfolio normally invests at least 80% of its assets in Underlying Funds affiliated with the Investment Adviser, although the sub-adviser (the “Sub-Adviser”) may in its discretion invest up to 20% of the Portfolio’s assets in Underlying Funds that are not affiliated with the Investment Adviser. The Target Allocation is measured with reference to the principal investment strategies of the Underlying Funds; actual exposure to equity securities and debt instruments will vary from the Target Allocation if an Underlying Fund is not substantially invested in accordance with its principal investment strategy. The Portfolio will deviate from the Target Allocation based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocation. The Sub-Adviser may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities. The Underlying Funds provide exposure to a wide range of traditional asset classes which include, but are not limited to the following: stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which include, but are not limited to: real estate, commodities, and floating rate loans. Equity securities in which the Underlying Funds invest include, but are not limited to the following: domestic and international large-, mid-, and small-capitalization stocks (which may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate-related securities, including real estate investment trusts (“REITs”); and natural resource/commodity securities. Debt instruments in which the Underlying Funds invest include, but are not limited to the following: domestic and international long-, intermediate-, and short-term bonds; bonds rated below investment grade (sometimes referred to as “high-yield securities”, “high-yield bonds”, or “junk bonds”); floating rate loans; and U.S. Treasury Inflation-Protected Securities. When investing in Underlying Funds, the Sub-Adviser takes into account a wide variety of factors and considerations, including among other things the investment strategy employed in the management of a potential Underlying Fund, and the extent to which an Underlying Fund’s investment adviser considers environmental, social, and governance (“ESG”) factors as part of its investment process. The manner in which an investment adviser uses ESG factors in its investment process will be only one of many considerations in the Sub-Adviser’s evaluation of any potential Underlying Fund, and the extent to which the consideration of ESG factors by an investment adviser will affect the Sub-Adviser’s decision to invest in an Underlying Fund, if at all, will depend on the analysis and judgment of the Sub-Adviser. The Portfolio may also invest in derivatives, including futures and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, to seek to minimize risk, and to assist in managing cash. The Portfolio may also allocate in the future to the following asset class: emerging markets debt instruments. There can be no assurance that this allocation will occur.The Target Allocation may be changed at any time by the Sub-Adviser.